Leases - Schedule of Right-of-Use Assets (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Right-of-Use Assets [Abstract]
Balance beginning	€ 21,444	€ 35,311
Additions from lease modification		42,644
Depreciation	(5,974)	(45,162)
Cancellation of lease		(11,349)
Balance ending	€ 15,470	€ 21,444